Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 123	$ 89
Accounts receivable	635	608
Current income tax assets	29	18
Inventories	605	523
Current portion of financial assets	10	9
Assets held for sale	0	13
Current assets	1,402	1,260
Long-term assets
Investments in associates and joint ventures	81	78
Property, plant and equipment	2,506	2,104
Intangible assets with finite useful life	211	212
Financial assets	20	23
Other assets	42	73
Deferred income tax assets	134	149
Goodwill and other intangible assets with indefinite useful life	555	528
Assets	4,951	4,427
Current liabilities
Bank loans and advances	16	35
Trade and other payables	782	683
Current income tax liabilities	23	6
Current portion of long-term debt	55	59
Current portion of provisions for contingencies and charges	6	7
Current portion of financial liabilities and other liabilities	101	101
Current liabilities	983	891
Long-term liabilities
Long-term debt	1,821	1,517
Provisions for contingencies and charges	42	36
Financial liabilities	14	18
Other liabilities	202	178
Deferred income tax liabilities	201	186
Liabilities	3,263	2,826
Equity attributable to Shareholders
Capital stock	490	492
Contributed surplus	16	16
Retained earnings	1,000	982
Accumulated other comprehensive income (loss)	2	(35)
Equity attributable to owners of parent	1,508	1,455
Non-controlling interests	180	146
Total equity	1,688	1,601
Equity and liabilities	$ 4,951	$ 4,427